Note 22 - Shareholders' Capital (Details Textual) $ / shares in Thousands, $ in Thousands		12 Months Ended
	Feb. 07, 2017 USD ($) shares	Mar. 31, 2018 CAD ($)	Mar. 31, 2017 CAD ($)	Mar. 16, 2018	Mar. 03, 2018 $ / shares shares
Statement Line Items [Line Items]
Par value per share | $ / shares					$ 0
Proceeds from issue of preference shares		$ 9,260	$ 132,973
Payments to acquire or redeem entity's shares		11,941	6,549
Subordinated unsecured 5.75% convertible debentures [member]
Statement Line Items [Line Items]
Borrowings, interest rate				5.75%
Preference shares [member]
Statement Line Items [Line Items]
Number of shares authorised | shares					50,000,000
Series A fixed-to-floating rate cumulative redeemable perpetual preferred shares issued in a public offering [member]
Statement Line Items [Line Items]
Number of shares issued and fully paid | shares	4,000,000
Expected dividend, preference share	8.50%
Weighted average share price	$ 25
Proceeds from issue of preference shares	$ 100,000,000
Series A fixed-to-floating rate cumulative redeemable perpetual preferred shares issued in a private placement [member]
Statement Line Items [Line Items]
Number of shares issued and fully paid | shares	40,000
Weighted average share price	$ 25
Proceeds from issue of preference shares	$ 1,000,000
Normal course issuer bid for convertible debentures and common shares [member]
Statement Line Items [Line Items]
Maximum percentage allowable for repurchase of outstanding public float				10.00%
Payments to acquire or redeem entity's shares		$ 11,900	$ 0